INCOME TAXES (Details Narrative) - DIH Holding US, Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 226,000	$ 628,000	$ 2,030,000	$ 696,000
Effective tax rate, percentage	7.20%	18.80%	4345.90%	(5.90%)
Accrued income taxes	$ 1,200,000		$ 1,000,000
Operating loss carryforwards			2,453	$ 1,994
Accrual balances			1,000	475
Expected contribution			124,000
Pension Plan [Member]
Operating Loss Carryforwards [Line Items]
Expected contribution			599,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			464	478
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			4,946	4,517
Tax Year 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 761	$ 80